Principal changes in the scope of consolidation in 2023	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Principal changes in the scope of consolidation in 2023	Presentation of the financial statementsD.1. Significant transactions
D.1.1. Significant transactions of 2025
D.1.1.1.Opella - Loss of control and equity interest in the associate OPAL JV Co
On April 30, 2025, Sanofi and CD&R closed the Opella transaction following the signature of the share purchase agreement (SPA)
on February 18, 2025. Sanofi retains a significant shareholding in Opella, through a 48.2% equity interest in the associate OPAL JV
Co (based in Luxembourg), which indirectly holds 100% of Opella. Bpifrance owns a 1.8% equity interest, and is represented on
Opella’s Board of Directors.
Completion of the deal resulted in the loss of control of Opella by Sanofi and the derecognition of Opella’s assets and liabilities.
This resulted in a net gain of €2.6 billion, reported within the line item Net income from discontinued operations in the consolidated income statement. The proceeds from the divestment of Opella, determined on the basis of a €16 billion enterprise value, reflect the price of the Opella shares. That price may be subject to adjustment following the finalization of the Opella completion accounts as of April 30, 2025, which is expected to occur in the first quarter of 2026 in accordance with the SPA.
As of the closing date of the transaction, the carrying amount of Opella’s assets and liabilities in the Sanofi consolidated balance sheet was €11.3 billion.
The gain took into account the following components: (i) a reclassification of unrealized foreign exchange losses amounting to
€0.5 billion associated with Opella operations, in accordance with IAS 21 (“The Effects of Changes in Foreign Exchange Rates”);
(ii) recognition of the retained 48.2% equity interest in the associate OPAL JV Co (over which Sanofi exercises significant influence as defined in IAS 28 “Investments in Associates and Joint Ventures”), reported within the balance sheet line item
Investments accounted for using the equity method at an amount of €3.2 billion (representing the fair value of the equity interest at the date of initial recognition in accordance with IFRS 10 and included in the estimated share price, plus capitalized transaction costs); and (iii) other items, mainly comprising compensation as agreed under the separation agreements.
The Opella transaction generated a net cash inflow of €10.4 billion, presented within the line item Net cash inflow from the
Opella transaction in the statement of cash flows.
The Shareholders’ Agreement between Sanofi and CD&R provides for a lock-up period of three years from the closing date, during which Sanofi is only permitted to carry out certain types of direct or indirect transfers of its securities in OPAL JV Co;
thereafter any transfer by Sanofi is subject to a right of first offer in favor of CD&R, together with customary tag‑along and drag‑along rights.
As a reminder, on October 21, 2024, Sanofi and CD&R entered into exclusive negotiations for the transfer of a controlling interest in Opella. As of December 31, 2024, completion of the transaction was considered highly probable. In accordance with the classification and presentation requirements of IFRS 5 (see Note B.7.), all assets of Opella and all liabilities directly related to those assets were classified from October 21, 2024 in the line items Assets held for sale and Liabilities related to assets held for sale, respectively, in the consolidated balance sheet (see Notes D.8. and D.36.) Opella (formerly known as Consumer Healthcare)
constituted an operating segment of Sanofi until October 21, 2024 (see Note D.35., "Segment Information"). Consequently,
Opella met the definition of a discontinued operation under IFRS 5 (see Note B.7.), as a result of which the net income from that business was presented separately within the line item Net income from discontinued operations in the consolidated income statement. This presentation in a separate income statement line item applied to operations for the year ended December 31,
2024 and December 31, 2025, and on a consistent basis for the comparative period presented (2023). The cash flows arising from operating, investing and financing activities of the Opella business were also presented in separate line items in the consolidated statements of cash flows for the year ended December 31, 2024 and December 31, 2025 and for the comparative period presented (2023).
As regards the product liability claims described in Note D.22. "Legal and arbitral proceedings", and in particular the ongoing litigation relating to Zantac in the US, the Separation Agreement, executed July 2024, specifies that Sanofi is to indemnify Opella, without limitation as to amount, for all liabilities resulting from the marketing of any Zantac brand product containing ranitidine as an active pharmaceutical ingredient, including product liability claims.
D.1.1.2. Acquisition of Dren-0201, Inc.
On May 27, 2025, Sanofi announced the completion of the acquisition of 100% of Dren-0201, Inc., adding SAR448501 (formerly
DR-0201) to Sanofi’s immunology pipeline. DR-0201, now named SAR448501, has shown robust B-cell depletion in pre-clinical and early clinical studies. This potential first-in-class targeted bispecific myeloid cell engager targets and engages specific tissue-resident and trafficking myeloid cells to induce deep B-cell depletion via targeted phagocytosis. Recent pre-clinical and early clinical study data in autoimmune diseases suggest that deep B-cell depletion has the potential to reset the adaptive immune system, leading to sustained treatment-free remission in patients with refractory B-cell mediated autoimmune diseases such as lupus, where significant unmet medical needs remain.
The transaction did not meet the criteria for a business combination under IFRS 3, and consequently was accounted for as an acquisition of a group of assets.
The acquisition price was €536 million. Of that amount (plus acquisition-related costs), €522 million was allocated to in-process development in respect of SAR448501, and recognized within Other intangible assets in accordance with IAS 38. The difference between that amount and the acquisition price corresponds to the other assets acquired and liabilities assumed in the transaction.
In addition, potential future payments totalling €1.2 billion contingent on attainment of certain development and launch milestones have been recognized as off balance sheet commitments. These milestones will be added to the value of the
SAR448501 intangible asset if and when achieved.
The impact of this acquisition, as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows, is a net cash outflow of €539 million.
D.1.1.3. Acquisition of Vigil Neuroscience, Inc.
On May 22, 2025, Sanofi announced that it had entered into an agreement to acquire Vigil Neuroscience, Inc. (Vigil), a publicly traded clinical-stage biotechnology company focused on developing novel therapies for neurodegenerative diseases. This acquisition in neurology, one of Sanofi’s four strategic disease areas, enhances Sanofi’s early-stage pipeline and includes
VG-3927, which will be evaluated in a Phase 2 clinical study in Alzheimer’s disease. VG-3927 is an oral small molecule TREM2 agonist. Activating TREM2 is expected to enhance the neuroprotective function of microglia in Alzheimer’s disease.
Under the terms of a share purchase agreement (including the exclusive right of first negotiation for an exclusive license to
VG-3927 or for transfer of the rights to research, develop, manufacture, and commercialize VG-3927) entered into by Sanofi and
Vigil in June 2024 for an amount of $40 million, Sanofi already held an equity interest in Vigil, representing approximately 12% of
Vigil’s share capital. That equity interest was remeasured through Other comprehensive income.
VGL101, Vigil’s second molecule program, was not acquired by Sanofi.
On August 5, 2025, Sanofi acquired all outstanding common shares of Vigil for $8.00 per share in cash at closing. Based on $8.00 per share, the total equity value of Vigil represents approximately $470 million (on a fully diluted basis).
In addition, Vigil’s shareholders received one non-transferable and non-tradable contractual contingent value right (CVR) per
Vigil share, entitling the holder to receive a deferred cash payment of $2.00 contingent upon the first commercial sales of
VG-3927. That contingent consideration was recognized in Liabilities related to business combinations and to non-controlling interests as of December 31, 2025 (see Note D.18.); the nominal value of the contingent consideration is
$114 million.
The provisional purchase price allocation resulted in the recognition of goodwill amounting to €208 million, as indicated below:

(€ million)	Value at acquisition date
Other intangible assets	119
Other current and non-current assets and liabilities	(2)
Cash and cash equivalents	29
Net deferred tax position	43
Net assets of Vigil	189
Goodwill	208
Equity interests in Vigil acquired in June 2024	(37)
Purchase price (a)	360
(a) Includes the CVRs, valued at €6 million as of the acquisition date.
Other intangible assets represent the value of the VG-3927 IPR&D project.
Goodwill mainly represents the future profits expected from additional pipeline products targeting various neurodegenerative diseases, strengthening Sanofi’s strategic presence in the neurology therapeutic area.
The goodwill arising on this acquisition is not tax deductible.
Vigil has no commercial operations.
Acquisition-related costs were immaterial.
The impact of this acquisition, as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows, is a net cash outflow of €326 million.
D.1.1.4. Acquisition of Blueprint Medicines Corporation
On June 2, 2025, Sanofi and Blueprint Medicines Corporation (Blueprint), a US-based, publicly traded biopharmaceutical company specializing in the rare immunological disease systemic mastocytosis (SM) and other KIT-driven diseases, entered into an agreement under which Sanofi agreed to acquire Blueprint.
The acquisition included a rare immunology disease medicine, Ayvakit/Ayvakyt (avapritinib), approved in the US and the EU, and a promising advanced and early-stage immunology pipeline. Blueprint’s established presence among allergists, dermatologists, and immunologists is expected to enhance Sanofi’s growing immunology pipeline.
Under the terms of the acquisition, Sanofi agreed to pay $129.00 per share in cash at closing, representing an equity value of approximately $9.1 billion on a fully diluted basis. Blueprint shareholders also received one non-transferable contractual contingent value right (CVR) per share, entitling the holder to receive two potential milestone payments of $2.00 and $4.00 per share on the attainment of future development and regulatory milestones within the applicable milestone period, respectively, for
BLU-808. That contingent consideration was recognized in Liabilities related to business combinations and to non-controlling interests as of December 31, 2025 (see Note D.18.); the nominal value of the contingent consideration is
$448 million.
The total of the transaction, including potential CVR payments, represents approximately $9.5 billion on a fully diluted basis
(€8.2 billion).
In July 2025, Sanofi obtained control of Blueprint after all tender offer and merger conditions had been met.
The provisional purchase price allocation resulted in the recognition of goodwill amounting to €801 million, as indicated below:

(€ million)	Value at acquisition date
Other intangible assets	6,814
Inventories	1,168
Other non-current and current assets and liabilities	312
Cash and cash equivalents	69
Short-term debt	(375)
Net deferred tax position	(1,133)
Net assets of Blueprint	6,855
Goodwill	801
Purchase price (a)	7,656
(a) Includes the CVRs, valued at €45 million as of the acquisition date.
The other intangible assets recognized mainly comprise (i) the marketed rare immunology disease medicine Ayvakit/Ayvakyt
(avapritinib) and (ii) elenestinib, a next-generation medicine for systemic mastocytosis currently in the development phase and expected to be a successor to avapritinib .
A fair value remeasurement of €1,129 million was recognized at the acquisition date on finished goods and work-in-process inventories, to reflect the level of expected profit margin and the amount of inventory on hand; it is expected to be consumed over a period of approximately 28 months
Goodwill mainly represents the capacity to draw on a specialized structure to refresh the existing product portfolio; the competencies of Blueprint staff; the benefits derived from the creation of new growth platforms in rare medicine; and other benefits from the combination of Blueprint and Sanofi.
The goodwill arising on this acquisition is not tax deductible.
Blueprint's contributions to the net sales and business operating income of the Biopharma segment (for a definition refer to Note
D.35. “Segment Information”) since the acquisition date amount to €305 million and €25 million, respectively. Over the same period, Blueprint made a negative contribution of €621 million to consolidated net income, including amortization of intangible assets of €255 million; amortization and expenses arising from the impact of acquired inventories of €126 million; and
restructuring costs and similar items of €309 million.
During the year ended December 31, 2025, Blueprint generated net sales of €641 million on a twelve-month basis.
Acquisition-related costs recognized in profit or loss for the period amounted to €25 million.
The impact of this acquisition, as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows, is a net cash outflow of €7,542 million.
D.1.1.5. Acquisition of Vicebio Ltd.
On December 4, 2025, Sanofi announced the completion of the acquisition of 100% of Vicebio Ltd (Vicebio), a privately held biotechnology company headquartered in London, UK. The acquisition brings Sanofi an early-stage combination vaccine candidate for respiratory syncytial virus (RSV) and human metapneumovirus (hMPV), both respiratory viruses, and expands
Sanofi's capabilities in vaccine design and development with Vicebio’s "Molecular Clamp" technology.
Sanofi applied the optional test to identify concentration of fair value under paragraph B7A of IFRS 3. The transaction was accounted for as an acquisition of a group of assets, given that the principal asset (the VXB-241 project, a bivalent vaccine candidate targeting RSV and hMPV, currently in development) concentrates substantially all of the fair value of the acquired set of activities and assets.
The acquisition price was €1,002 million. Of that amount (plus acquisition-related costs), €977 million was allocated to VXB-241 and recognized within Other intangible assets in accordance with IAS 38. The difference between that amount and the acquisition price corresponds to the other assets acquired and liabilities assumed in the transaction.
In addition, potential future payments of up to $450 million contingent upon the attainment of development and regulatory milestones have been recognized as off balance sheet commitments. These milestones will be added to the value of the aforementioned intangible asset if and when attained.
The impact of this acquisition, as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows, is a net cash outflow of €968 million.
D.1.1.6 Agreed transaction expected to be finalized in the first half of 2026
Acquisition of Dynavax Technologies Corporation
On December 24, 2025, Sanofi announced that it had entered into an agreement to acquire Dynavax Technologies Corporation.
(Dynavax), a publicly traded vaccines company with a marketed adult hepatitis B vaccine (HEPLISAV-B) and a differentiated shingles vaccine candidate. The acquisition augments Sanofi’s presence in adult immunization by bringing together Dynavax’s vaccines with Sanofi’s global scale, development capabilities and commercial reach.
Dynavax’s adult hepatitis B vaccine HEPLISAV-B is currently marketed in the US and is differentiated by its two-dose regimen over one month, which enables high levels of seroprotection faster than other hepatitis B vaccines, which are given in three doses over six months.
The acquisition also includes Dynavax’s shingles vaccine candidate (Z-1018), which is currently in Phase 1/2 clinical development and additional vaccine pipeline projects.
Under the terms of the merger agreement, Sanofi will commence a cash tender offer to acquire all outstanding shares of Dynavax for $15.50 per share in cash, reflecting a total equity value of approximately $2.2 billion.
The transaction has been unanimously approved by the Dynavax Board of Directors.
The acquisition is expected to close in the first quarter of 2026, subject to closing conditions.
A purchase price allocation will be performed at the acquisition date. Sanofi expects the main impacts to be the recognition of intangible assets, in particular the HEPLISAV-B(R) vaccine commercialized product and Dynavax's shingles vaccine candidate
Z-1018.
D.1.2. Significant transactions of 2024
Acquisition of Inhibrx, Inc
On May 30, 2024, Sanofi completed the acquisition of Inhibrx, Inc (Inhibrx), adding SAR447537 (formerly INBRX-101) to Sanofi’s rare disease pipeline. SAR447537 is a human recombinant protein that holds the promise of allowing alpha-1 antitrypsin deficiency (AATD) patients to achieve normalization of serum AAT levels with less frequent (monthly vs. weekly) dosing. AATD is an inherited rare disease characterized by low levels of AAT protein, predominantly affecting the lungs with progressive tissue deterioration. SAR447537 may help to reduce inflammation and prevent further deterioration of lung function in affected individuals.
The transaction did not meet the criteria for a business combination under IFRS 3, and consequently was accounted for as an acquisition of a group of assets.
The acquisition price was $2,035 million. Of that amount (plus acquisition-related costs), $1,885 million was allocated to in-process development in respect of SAR447537 and recognized within Other intangible assets in accordance with IAS 38. The difference between that amount and the acquisition price corresponds to the other assets acquired and liabilities assumed in the transaction.
In addition, Sanofi awarded the former shareholders of Inhibrx an unquoted, non-negotiable Contingent Value Right (CVR)
certificate entitling them to a deferred cash payment of $5.00 per Inhibrx share, subject to attainment of a specified regulatory milestone before June 30, 2027. The nominal value of that off balance sheet commitment is $300 million.
The impact of this acquisition, as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows, is a net cash outflow of $2,035 million.
Enjaymo divestment
On November 29, 2024, Sanofi entered into a definitive agreement with Recordati for the sale of Sanofi's global rights to Enjaymo and the transfer of specific employees. Under this agreement, Sanofi received an upfront payment of $825 million and will be eligible for milestone payments of up to $250 million based on sales.
This agreement led to the derecognition of assets relating to the Enjaymo activity, including goodwill of €276 million. The gain arising on the divestment was immaterial.
The impact of the divestment in the consolidated cash flow statement, as reflected in the line item Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax, is a pre-tax cash inflow of
€768 million.
D.1.3. Significant transactions of 2023
Acquisition of Provention Bio, Inc.
On March 13, 2023, Sanofi entered into a merger agreement with Provention Bio, Inc. (Provention), a US-based publicly traded biopharmaceutical company developing therapies to prevent and intercept immune-mediated diseases including type 1 diabetes.
Under the terms of the agreement, Sanofi acquired the outstanding shares of Provention common stock for $25.00 per share in an all-cash transaction valued at approximately $2.8 billion.
The acquisition of Provention was completed on April 27, 2023, with Sanofi holding all of the shares of Provention on expiration of the tender offer.
Sanofi applied the optional test to identify concentration of fair value under paragraph B7A of IFRS 3. The transaction was accounted for as an acquisition of a group of assets, given that the principal asset (teplizumab-mzwv, commercialized in the US under the name Tzield) concentrates substantially all of the fair value of the acquired set of activities and assets.
Under the terms of a share purchase agreement entered into by Sanofi and Provention in February 2023, Sanofi already held an equity interest in Provention, representing approximately 3% of Provention’s share capital. On the date Sanofi obtained control of
Provention, that equity interest was remeasured at a price of $25.00 per share, representing a total amount of $68 million. The impact of the remeasurement was recognized in Other comprehensive income.
The acquisition price for the shares not already held was $2,806 million. Out of the total price (including the fair value of the shares already held), $2,810 million was allocated to Tzield and recognized within Other intangible assets. The difference between that amount and the acquisition price corresponds to the other assets acquired and liabilities assumed as part of the transaction, after taking account of the previously-held shares and acquisition-related costs.
The impact of this acquisition as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows is a net cash outflow of $2,722 million.
Acquisition of QRIB Intermediate Holdings, LLC
On July 28, 2023, Sanofi announced that it had acquired QRIB Intermediate Holdings, LLC (QRIB), the owner of Qunol, a market-leading US-based health & wellness brand. The acquisition strengthened Opella's operations in the Vitamin, Mineral and
Supplements (VMS) category.
The acquisition of QRIB by Sanofi was completed on September 29, 2023, at a purchase price of $1,419 million.
The final purchase price allocation led to the recognition of goodwill of €484 million, determined as follows:

(€ million)	Fair value at acquisition date
Other intangible assets	774
Other current and non-current assets and liabilities	80
Cash and cash equivalents	8
Deferred taxes, net	(3)
Net assets of QRIB Intermediate Holdings, LLC	859
Goodwill	484
Purchase price	1,343
The other acquired intangible assets identified consist of the Qunol brand.
Goodwill mainly represents the expected future profits attributable to the development of the VMS platform in the US as a result of the integration of QRIB into the Sanofi group.
The entire amount of goodwill is deductible for tax purposes over a period of 15 years.
The impact of this acquisition is reflected in Net cash provided by/(used in) investing activities of the discontinued Opella business in the consolidated statement of cash flows, and represents a net cash outflow of $1,410 million.
Net assets related to this acquisition, including associated goodwill, are part of Opella's net assets and were therefore reclassified to Assets held for sale and Liabilities related to assets held for sale as of December 31, 2024 (see Note D.36.).